Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 9, 2013
Registrant Name	dei_EntityRegistrantName	ROCHDALE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001057120
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 9, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 9, 2013
Prospectus Date	rr_ProspectusDate	Apr 13, 2012

Rochdale Dividend & Income Portfolio (Prospectus Summary): | Rochdale Dividend & Income Portfolio
Rochdale Dividend & Income Portfolio

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 13, 2012
Rochdale Dividend & Income Portfolio (Prospectus Summary): | Rochdale Dividend & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Dividend & Income Portfolio
Supplement Text	ck0001057120_SupplementTextBlock

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Rochdale Dividend & Income Portfolio | Rochdale Dividend & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMHX

Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary): | Rochdale Intermediate Fixed Income Portfolio
Rochdale Intermediate Fixed Income Portfolio

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 13, 2012
Rochdale Intermediate Fixed Income Portfolio (Prospectus Summary): | Rochdale Intermediate Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Intermediate Fixed Income Portfolio
Supplement Text	ck0001057120_SupplementTextBlock

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Rochdale Intermediate Fixed Income Portfolio | Rochdale Intermediate Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMCX

Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary): | Rochdale Fixed Income Opportunities Portfolio
Rochdale Fixed Income Opportunities Portfolio

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 13, 2012
Rochdale Fixed Income Opportunities Portfolio (Prospectus Summary): | Rochdale Fixed Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Fixed Income Opportunities Portfolio
Supplement Text	ck0001057120_SupplementTextBlock

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Rochdale Fixed Income Opportunities Portfolio | Rochdale Fixed Income Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMOX

Rochdale Emerging Markets Portfolio (Prospectus Summary): | Rochdale Emerging Markets Portfolio
Rochdale Emerging Markets Portfolio

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 13, 2012
Rochdale Emerging Markets Portfolio (Prospectus Summary): | Rochdale Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Rochdale Emerging Markets Portfolio
Supplement Text	ck0001057120_SupplementTextBlock

ROCHDALE INVESTMENT TRUST

Supplement dated January 9, 2013 to

the Prospectus dated April 13, 2012, as amended

Effective immediately, the Board of Trustees of Rochdale Investment Trust (the “Board”) has approved the elimination of the 2.00% redemption fee relating to redemptions or exchanges of shares of the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, Rochdale Fixed Income Opportunities Portfolio, and the Rochdale Emerging Markets Portfolio held less than 45 days after the purchase of such shares.

All references to such charges in the Prospectus are deleted.

Please retain this Supplement with the Prospectus.

Rochdale Emerging Markets Portfolio | Rochdale Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RIMIX